BASIS OF PREPARATION - Restatement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net cash generated from (used in) operating activities	$ (47,956)	$ (101,237)	$ (37,019)
Net cash (used in) generated from investing activities	50,804	17,325	(183,066)
Loss after taxation	(34,637)	(228,961)	39,074
Previously stated
Net cash generated from (used in) operating activities	3,831	13,409	(41,944)
Net cash (used in) generated from investing activities	(1,062)	(97,321)	(178,141)
Loss after taxation	$ (35,033)	$ (240,246)	$ 40,942